NET INCOME (LOSSES) PER SHARE ("EPS") - Computation of Basic Net Income Per Share from Discontinued Operations (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Denominator:
Number of shares used for Basic EPS computation	210,845,952	209,562,578
Class A ordinary shares
Numerator:
Net income (loss) from discontinued operations	$ (106,234,781)	$ 15,071,798
Denominator:
Number of shares used for Basic EPS computation	137,870,000	136,580,000
Basic EPS	$ (0.77)	$ 0.11
Class B ordinary shares
Numerator:
Net income (loss) from discontinued operations	$ (56,234,237)	$ 8,053,447
Denominator:
Number of shares used for Basic EPS computation	72,980,000	72,980,000
Basic EPS	$ (0.77)	$ 0.11